Segments (Tables)	12 Months Ended
Dec. 31, 2022
Segments [Abstract]
Schedule of operating results of the group
	December 31, 2022
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	19,478	15,667	50,999	3,208	*11,368	(3,069)	97,651

Total segments’ liabilities	(1,198)	(5,025)	(33,203)	(3,244)	(952)	660	(42,962)

	Year ended December 31, 2022
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

External revenue	-	5,859	83,534	2,465	-	-	91,858

Segment results – operating income (loss)	(7,301)	(4,510)	2,341 *	(748)	(2,829)**	(736)	(13,783)

Non-operating income (loss)	(167)	3,619	(731)	(30)	137	3,166	5,994

Finance income (loss)	(224)	(520)	(1,100)	(539)	(8)	82	(2,309)

Profit (Loss) before taxes on income	(7,692)	(1,410)	510	(1,317)	(2,700)	2,512	(10,097)

Tax benefit (expense) on income	(5)	5	(310)	-	10	189	(111)

Segment results – profit (loss)	(7,697)	(1,405)	200	(1,317)	(2,690)	2,701	(10,208)

	December 31, 2021
	Corporate	E-commerce	Online Event Management		Others		Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	33,695	7,412	9,357	*	11,692	**	(2,926)	59,730

Total segments’ liabilities	(1,571)	(6,159)	(4,282)		(399)		4,114	(8,297)

	Year ended December 31, 2021
	Corporate	E-commerce	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

External revenue	2,400	6,509	1,185	24	-	10,118

Segment results – operating income (loss)	(2,271)	(932)	(3,229)*	(3,531)**	68	(9,895)

Non-operating income	2,509	-	-	494	11,390 ***	14,393

Finance income (loss)	555	(629)	(206)	(15)	(52)	(347)

Profit (Loss) before taxes on income	793	(1,561)	(3,435)	(3,052)	11,406	4,151

Tax benefit (expense) on income	-	21	-	-	(126)	(105)

Segment results – profit (loss)	793	(1,540)	(3,435)	(3,052)	11,280	4,046